Schedule II	12 Months Ended
Nov. 27, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

LEVI STRAUSS & CO. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts	Balance at Beginning of Period	Additions Charged to Expenses	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2011	$24,617	$4,634	$6,567	$22,684

November 28, 2010	$22,523	$7,536	$5,442	$24,617

November 29, 2009	$16,886	$7,246	$1,609	$22,523

Sales Returns	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2011	$47,691	$139,068	$135,736	$51,023

November 28, 2010	$33,106	$133,012	$118,427	$47,691

November 29, 2009	$37,333	$115,554	$119,781	$33,106

Sales Discounts and Incentives	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2011	$90,560	$277,016	$265,217	$102,359

November 28, 2010	$85,627	$274,903	$269,970	$90,560

November 29, 2009	$95,793	$257,022	$267,188	$85,627

Valuation Allowance Against Deferred Tax Assets	Balance at Beginning of Period	Charges/ (Releases) to Tax Expense	(Additions) / Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2011	$97,026	$(2,421)	$(4,131)	$98,736

November 28, 2010	$72,986	$28,278	$4,238	$97,026

November 29, 2009	$58,693	$4,090	$(10,203)	$72,986

(1)	The charges to the accounts are for the purposes for which the allowances were created.